STATEMENT OF CASH FLOWS	2 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (35,012)
Changes in operating assets and liabilities:
Accounts payable	22,954
Accrued expenses	12,058
Net cash used in operating activities	0
Cash Flows from Financing Activities:
Net change in cash	0
Cash - beginning of the period	0
Cash - end of the period	0
Supplemental disclosure of noncash financing activities:
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000
Offering costs included in accounts payable	2,370
Offering costs included in accrued expenses	375,000
Offering costs paid by Sponsor under promissory note	$ 115,388